Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2021
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
Seanergy’s subsidiaries included in these consolidated financial statements as of December 31, 2021:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co. (1)	Marshall Islands	Leadership	March 19, 2015	September 30, 2021
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co. (1)(5)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co. (1)(6)	Liberia	Knightship	December 13, 2016	June 29, 2018
Lord Ocean Navigation Co. (1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co. Limited (1)(Note 14)	Malta	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (1)(4)(5)	Malta	N/A	N/A	N/A
Martinique International Corp. (1)(5)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(5)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (1)(2)(3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (1)(2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (1)(2)	British Virgin Islands	Clipper Glory	May 21, 2010	October 15, 2012
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Champion Marine Co. (1)(6)(Note 5)	Marshall Islands	Championship	N/A	N/A
Good Ocean Navigation Co. (1)	Liberia	Goodship	August 7, 2020	N/A
Flag Marine Co. (1)(6) (Note 5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(6)(Note 5)	Liberia	Hellasship	May 6, 2021	June 28, 2021
Patriot Shipping Co. (1)(6)(Note 5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2021
Traders Shipping Co. (1)	Marshall Islands	Tradership	June 9, 2021	N/A
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Friend Ocean Navigation Co. (1)	Liberia	Friendship	July 27, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A

(1)	Subsidiaries wholly owned
(2)	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3)	Management companies
(4)	Chartering services company
(5)	Dormant companies
(6)	Bareboat charters